Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	First Issuance [Member] Common Stock [Member]	First Issuance [Member] Additional Paid-in Capital [Member]	First Issuance [Member] Parent [Member]	First Issuance [Member]	Second Issuance [Member] Common Stock [Member]	Second Issuance [Member] Additional Paid-in Capital [Member]	Second Issuance [Member] Parent [Member]	Second Issuance [Member]	Third Issuance [Member] Common Stock [Member]	Third Issuance [Member] Additional Paid-in Capital [Member]	Third Issuance [Member] Parent [Member]	Third Issuance [Member]	Common Stock [Member] Advisor [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Advisor [Member]	Additional Paid-in Capital [Member] Employee [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member] Advisor [Member]	Parent [Member] Employee [Member]	Parent [Member]	Noncontrolling Interest [Member]	Advisor [Member]	Employee [Member]	Total
Balance at Dec. 31, 2012														$ 149,462			$ 3,919,934	$ (4,731,966)			$ (662,570)				$ (662,570)
Balance (in Shares) at Dec. 31, 2012														14,946,135
Common stock issued for cash	5,000	495,000	500,000	500,000	4,000	396,000	400,000	400,000	700	69,300	70,000	70,000
Common stock issued for cash (in Shares)	500,000				400,000				70,000					242,500
Net income (loss)																		(2,370,222)			(2,370,222)	19,976			(2,350,246)
Stock-based compensation expense															108,731	191,249			108,731	191,249			108,731	191,249
Acquisition note payable - warrants																	81,449				81,449				81,449
Noncontrolling interest in subsidiary																						766,827			766,827
Common stock issued upon conversion of convertible debt, accrued interest, and conversion price adjustment														1,459			246,723				248,182				248,182
Common stock issued upon conversion of convertible debt, accrued interest, and conversion price adjustment (in Shares)														145,990
Common stock issued for rights to acquire noncontrolling interest in subsidiary														460			45,550				46,010				46,010
Common stock issued for rights to acquire noncontrolling interest in subsidiary (in Shares)														46,010
Common stock issued with warrants for cash in June														29,090			400,451				429,541				429,541
Common stock issued with warrants for cash in June (in Shares)														2,909,091
Balance at Dec. 31, 2013														190,171			5,954,387	(7,102,188)			(957,630)	786,803			(170,827)
Balance (in Shares) at Dec. 31, 2013														19,017,227
Common stock issued for cash														15,027			1,560,973				1,576,000				1,576,000
Common stock issued for cash (in Shares)														1,502,669
Warrant Exercise														7,273			1,083,637				1,090,910				1,090,910
Warrant Exercise (in Shares)														727,273
Option Exercise														1			99				100				100
Option Exercise (in Shares)														100
Net income (loss)																		(3,379,891)			(3,379,891)	45,908			(3,333,983)
Stock-based compensation expense															1,008,902	130,060			1,008,902	130,060			1,008,902	130,060
Balance at Dec. 31, 2014														53,118			9,897,412	(10,482,079)			(531,550)	832,711			301,161
Balance (in Shares) at Dec. 31, 2014														5,311,817
Common stock issued for cash														2,798			1,676,203				1,679,001				1,679,001
Common stock issued for cash (in Shares)														279,835
Option Exercise (in Shares)													12,500
Net income (loss)																		(1,223,723)			(1,223,723)	6,483			(1,217,240)
Stock-based compensation expense													125		74,875	341,071			75,000	341,071			75,000	341,071
Balance at Mar. 31, 2015														$ 56,042			$ 11,989,559	$ (11,705,802)			$ 339,799	$ 839,194			$ 1,178,993
Balance (in Shares) at Mar. 31, 2015														5,604,181